FORM 485BPOS

As filed with the Securities and Exchange Commission on May 21, 1998

Post effective change to the Prospectus to reflect a new transfer agent.

File No. 33811-9090


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                     -------------------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /
                          Pre-Effective Amendment No.                     / /

                        Post-Effective Amendment No. 3                    /X/

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /

                                AMENDMENT NO. 3                           /X/

                            THE AMERISTOCK MUTUAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                   1480 Moraga Rd. #200, Moraga, CA  94556
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (925) 376-3490

                     -------------------------------------

                             Nicholas D. Gerber
                       The Ameristock Mutual Fund, Inc.
                   1480 I Moraga Rd. #200, Moraga, CA  94556
               (Name and address of agent for service of process)

                     ------------------------------------

 It is proposed that this filing will become effective (check appropriate box)

            x   immediately upon filing pursuant to paragraph (b)
         -----
                on October 15, 1997 pursuant to paragraph (b)
         -----
                60 days after filing pursuant to paragraph (a)
         -----
                on (date) pursuant to paragraph (a) of Rule 485
         -----
                75 days after filing pursuant to paragraph (a)(2) of Rule 485
         -----
                on (date) pursuant to paragraph (a)(2) of Rule 485.
         -----



                  Page 1 of _____ sequentially numbered pages
                           Exhibit Index on page ____
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                         The Ameristock Mutual Fund, Inc.
                             CROSS REFERENCE SHEET
                            (as required by 495(a))


                  N-1A Item                       Caption in Prospectus
- ---------                                        ---------------------
<S >

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

Item 1.          Cover Page                           Cover Page

Item 2.          Synopsis                             Fund Expenses

Item 3.          Condensed Financial Information     Supplement to Prospectus

Item 4.          General Description of Registrant  General Description of the
                                                  Fund; Investment Objectives;
                                                  Investment Policies & Risks;
                                                  Investment Restrictions

Item 5.          Management of the Fund              Management of the Fund;
                                               Investment Advisory Agreement;
                                               Other Information

Item 5A.         Management's Discussion of Fund     Investment Objective

Item 6.          Capital Stock and Other Securities  Other Information;
Dividends and Taxes;

Item 7.          Purchase of Securities Being Offered   How to Purchase Shares;
                                                     How to redeem shares;
                                              Determination of Net Asset Value

Item 8.          Redemption or Repurchase              How to Redeem Shares

Item 9.          Pending Legal Proceedings             Not Applicable


PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                              Caption in Prospectus* or
                                   Statement of Additional Information**
                                             ---------------------------

Item 10.         Cover Page                             Cover Page**

Item 11.         Table of Contents                      Table of Contents**

Item 12.         General Information and History        Not Applicable

Item 13.         Investment Objectives and Policies     Investment Objectives
                                                        and Policies**

Item 14.         Management of the Fund                 Directors and Officers**

                                                           Caption in
                                          Prospectus* or Statement of
N-1A Item                                    Additional Information**
- ---------                               ---------------------------


Item 15.         Control Persons and Principal            Directors and
                 Holders of Securities                    Officers**;
                                                  Financial Statement**

Item 16.         Investment Advisory and            Management of the Fund*;
                 Other Services             Investment Advisory Agreement;
                                                 Other Information*;
                                            Report of Independent Accountant**
Item 17.         Brokerage Allocation and Other Practices       Portfolio
                                               Turnover**; Portfolio
                                              Transactions and Brokerage**

Item 18.         Capital Stock and Other Securities    Additional Information

Item 19.         Purchase, Redemption and Pricing of    How to Purchase Shares*;
                                                        How to Redeem Shares*;
                                              Determination of Net Asset Value*;

Item 20.         Tax Status                        Distributions and Taxes**

Item 21.         Underwriters                      Not Applicable

Item 22.         Calculation of Performance Data   Performance Information**

Item 23.         Financial Statements              Financial Statements

PROSPECTUS


Ameristock Mutual Fund, Inc.
	1480 I Moraga Rd. #200
	Moraga, CA  94556


Investment Advisor
	Ameristock Corporation
	Moraga, California


Custodian
	Fifth Third Bank
	Cincinnati, Ohio


Transfer Agent
	Mutual Shareholder Services
	Cleveland, Ohio


Legal Council
	Wyatt, Gerber, Meller & O'Rourke
	New York, New York


Independent Auditor
	McCurdy & Associates CPA's, Inc.
	Westlake, Ohio

Prospectus

October 15, 1997
Prospectus

Ameristock Mutual Fund, Inc.
1480 I Moraga Rd. #200
Moraga, CA  94556
(800) 394-5064
http://www.ameristock.com


Investment Objective:		  Long-Term Total Return
Minimum Investment:		    $1,000
Sales Charge:			         None, 100% No-Load
12(b)1 Fee:			           None
Exit or Redemption Fee:	 None




This Prospectus sets forth concise information an investor should know about the Ameristock Mutual Fund, Inc. (the "Fund"). Investors should read and retain this Prospectus for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission and (together with any supplement to it) is incorporated by reference.
The Statement of Additional Information may be obtained free of charge by writing or telephoning the Fund at its number shown above.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


October 15, 1997

TABLE OF CONTENTS



FUND EXPENSES.........................................   4

FINANCIAL HIGHLIGHTS...................................  5

INVESTMENT OBJECTIVE...................................  5

INVESTMENT POLICIES & RISKS...........................   6

INVESTMENT RESTRICTIONS................................  8

HOW TO PURCHASE SHARES.................................  8

HOW TO REDEEM SHARES...................................  9

DETERMINATION OF NET ASSET VALUE......................  11

MANAGEMENT OF THE FUND................................  12

INVESTMENT ADVISORY AGREEMENT.........................  12

DIVIDENDS AND TAXES...................................  14

OTHER INFORMATION.....................................  14

ACCOUNT APPLICATION...................................  17


FUND EXPENSES

The following table illustrates all expenses and fees that a shareholder of the Fund will incur, directly or indirectly.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases....................... None
Sales Load Imposed on Reinvested Dividends............ None
Deferred Sales Load................................... None
Redemption Fees (a)................................... None
Exchange Fees......................................... None

Annual Fund Operating Expenses

Management Fee........................................ 1.00%
12b-1 Fees............................................ None
Other Expenses........................................ None

Total Operating Expenses (b).......................... 1.00%

(a)  A fee of $10 is charged for each wire redemption.
(b) The Investment Advisor has obligated itself to reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.00% of its daily net asset value in such year.
See "Investment Advisory Aggreement".

The following example illustrates the expenses an investor would pay on a $1,000 investment in the Fund assuming (1) a 5% annual rate of return, and (2) redemption at the end of each period.

1 Year	     	3 Years	   	5 Years	   	10 Years
   $11	     	   $33		      $58		       $132

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.


FINANCIAL HIGHLIGHTS

The Financial Highlights presented below have been selected from the Fund's financial statements which have been examined by McCurdy & Associates, independent certified public accountants, whose unqualified report thereon appears in the Fund's Annual Report to shareholders for the year ended
June 30, 1996 and are incorporated by reference in this Prospectus.

                                                           Ameristock
                                                           Mutual Fund
							                                                1997		    1996*
Net Asset Value, beginning of period	             		$  19.03		$  15.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income					                               .52       .43
Net gain (loss) on securities- realized and unrealized	 5.76      3.78
Total from investment operations				                   25.31     19.21
LESS DISTRIBUTIONS
Dividends from net investment income		            	     (.25)		   (.18)
Net asset value, end of period			                  	$  25.06		 $  19.03

Total Return (3)		                               				  33.00%		  30.76%**

RATIOS & SUPPLEMENTAL DATA
Net assets, end of period ($ millions)          			$    6.64		 $    2.23
Ratio of expenses to average net assets			              0.56%(2)       0%(1)(2)
Ratio of net investment income to average net asset     2.4%(3)    2.9%(1)(3)**
Portfolio turnover rate	                               21.5%	      7.4%
Average Commission Rate     		                      	$  0.0293
_________________________________
(1)  From inception of investment activity August 31, 1995
(2)  Ratio without Management fee waiver 1.06% and 0.9% respectively
(3) Ratio without Management fee waiver 1.89% and 1.47% respectively
*  (for a share outstanding throughout the period) from August 1, 1995
(inception of the Fund) to June 30, 1996.
**  Annualized



INVESTMENT OBJECTIVE

The Fund's investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities.




The Fund's investment objective is a fundamental policy that may not be changed without shareholder approval. There is no assurance that the Fund will meet its investment objective.


INVESTMENT POLICIES & RISKS

The Fund will, under normal conditions, invest at least 80% of the value of its total assets in equity securities consisting of common stocks. The Fund may also enter into futures contracts, provided that the value of these contracts does not exceed 25% of the Funds total assets. In addition, the Fund may write covered call options on securities it owns and may also engage in other option transactions in furtherance of its investment objective.

The Fund will invest in equity securities (including stock options, futures, and American Depository Receipts ("ADR's")) typically of large capitalization companies on national security exchanges and the over-the-counter market. While many issuers may be held in different segments of the economy, they will be weighted in the portfolio according to capitalization, and fundamental analysis of value. Accordingly, those companies with lower price/earnings ratio, and higher dividend yields will typically be overweighed in the Fund vs. the general market.

The cash equivalents the Fund may invest in include fixed income securities (bank certificates of deposit, commercial paper, bank checking account, and U.S. Government and Agency obligations). All of the Fund's fixed income securities must be rated within the top three categories of safety according to rating service companies like Standard & Poor's, Moody's, Fitch, or Duff & Phelps at the time of the investment or, if not rated, must then be determined by the Investment Advisor to be of comparable quality. Fixed income securities prices fluctuate inversely with interest rate movements. The Fund intends to hold only short term fixed income instruments
(less than 1 year) which should help alleviate price fluctuations.
Other fixed income risk factors include default risk.

The Fund may invest in securities issued by other investment companies within the limits prescribed by the Investment Company Act of 1940.
The Fund intends to limit its investments so that, as determined immediately after a securities purchase is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

The Fund may write (i.e. sell) covered call and put options and purchase put and call options on securities that are traded on United States listed markets. The value of the underlying securities on which the options may be written at any one time will not exceed 15% of the Fund's total assets.
The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of the Fund's total assets at the time of purchase. The risks associated with options are that the option does not follow the price movement of the underlying security. Moreover, gains and losses depend on the Investment Advisor's ability to predict correctly the directionof stock prices, interest rates, and other economic factors.

The Fund may enter into financial futures contracts to hedge its cash position. Futures are generally bought and sold on commodity exchanges. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specified future time for a specified price (or the net cash amount). The risk associated with using futures contracts are: (i) imperfect correlation between the change in market value of stocks held by the Fund and the prices of the futures contracts; and
(ii) possible lack of a liquid secondary market for futures when desired.

The Fund will invest primarily in securities of companies domiciled in the United States, but the Fund may also invest in foreign securities.
Such investments will only be made through ADR's traded on a United States exchange. Investing in foreign securities involves inherent risks different from domestic issuers including political and economic instability, and exchange rate risk. Foreign securities may be subject to greater price fluctuation than securities of U.S. companies.

For incremental income purposes, the Fund may lend its portfolio of securities constituting up to 30% of its net assets to U.S. or foreign banks or broker/dealers which have been rated within the two highest grades assigned by Standard & Poor's or Moody's, or which have been determined by the Investment Advisor to be of equivalent quality. The Investment Advisor is responsible for monitoring compliance with this rating standard during the term of any securities lending agreement. With any loan of portfolio securities, there is a risk that the borrowing institution will fail to redeliver the securities when due. However, loans of securities by the Fund will be fully collateralized at all times by at least 100% of the current market value of the lent securities.

The Fund is not intended to present a balanced investment program. It is not intended to be a vehicle for short-term trading, but is intended for investment for the long-term. The securities the Fund invests in are subject to the risks inherent in the respective portfolio companies and to market fluctuations.


INVESTMENT RESTRICTIONS

The Fund will not:

1- Invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies or instrumentality's.

2- Acquire securities of any one issuer that at time of investment (i) represent more than 10% of the voting securities of the issuer or (ii) have a value greater than 10% of the value of the outstanding securities of the issuer.

3- Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years operation (including predecessors).

4- Invest more than 5% of its assets (valued at time of investment) in securities that are not marketable.

5- Make loans, except the Fund may (i) purchase and hold debt securities in accordance with its investment objective and policies, and (ii) engage in securities lending as described in the Prospectus and in the Statement of Additional Information.

These restrictions are considered to be fundamental and can not be changed without a vote of the "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

HOW TO PURCHASE SHARES

See Application to Buy Shares that came with this Prospectus

Shares of the Fund are purchased at the net asset value per share next day determined after receipt of the purchase order, as described under "Determination of Net Asset Value". There are no sales commissions or underwriting discounts. The minimum initial investment is $1,000, and minimum subsequent investments (excluding reinvestments of dividends and capital gains) is $100.

To purchase shares, complete and sign the Application to Buy Shares and mail it with your check to:

	Ameristock Mutual Fund
	Mutual Shareholder Services
	1301 East Ninth Street- 36th Fl.
	Cleveland, Ohio  44114


To purchase shares by wire:

	Fifth Third Bank
	ATTN: Trust Dept
	ABA#: 042-000-314
Credit to Acct:  010032393601
	Ameristock Mutual Fund
Further:  Your Account Number

The purchase price is the net asset value per share as described under "Determination of Net Asset Value".

Each investment in the Fund, including dividends and capital gains distributions reinvested in the Fund, is acknowledged by a statement showing the number of shares purchased, the net asset value at which the shares are purchased, and the new balance of Fund shares owned. For reasons of economy and convenience, the Fund will not issue certificates for shares purchased.

Shares may be purchased or redeemed directly through the Fund or through an investment dealer, bank or other institution. The Fund may enter into an arrangement with such institution allowing the institution to process purchase orders or redemption requests for its customers with the Fund on an expedited basis, including requesting share redemption's by telephone. Although these arrangements might permit one to effect a purchase or redemption of Fund shares through the institution more quickly than would otherwise be possible, the institution may impose charges for its services. Those charges could constitute a significant portion of a smaller account, and might not be in a shareholder's best interest. Shares of the Fund may be purchased or redeemed directly from the Fund without imposition of any charges other than those described in the Prospectus.

The Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's Social Security number or other taxpayer identification number, the Fund will be required to withhold 31% of all dividends, distributions, and payments, including redemption proceeds, from such shareholder as a backup withholding procedure.

HOW TO REDEEM SHARES

You may redeem (sell) your shares at any time. The Fund will redeem all or any part of shares owned upon written request delivered to the Fund at:

	Ameristock Mutual Fund
	Mutual Shareholder Services
	1301 East Ninth Street- 36th Fl.
	Cleveland, Ohio  44114

Or by calling the Fund at (800) 394-5064. The Fund makes payment by check for the shares redeemed within seven days after it receives a properly filled out redemption request. The redemption price per share is the net asset value determined as described under "Determination of Net Asset Value". There is no redemption charge for mailed redemption checks.

For shares of the Fund where an investor requests wire payment: The Transfer Agent will normally wire the redemption proceeds the next business day by federal funds only to the bank and account designated on the Application to Buy Shares, or in written instruction subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges a $10.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

The redemption request must:

1-  Include your name and account number.

2- Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed.

3-  Be signed by all owners exactly as their names appear on the account.

4- Include a medalion signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934 if (i) you change ownership of the account, (ii) you want the redemption proceeds sent to a different address from that registered on the account, (iii) the proceeds are to be made payable to someone other than the account owner(s), or (iv) the redemption request is for $25,000 or more. Eligible guarantor institutions include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations clearing agencies, and savings associations.
    A notary public is not an eligible guarantor.

In the case of shares being redeemed from an IRA or other qualified retirement account, a statement of whether or not federal income tax should be withheld is needed otherwise federal tax will automatically be withheld.

In the case of shares registered in the name of a corporation or other legal entity, the redemption request should be signed in the name of the corporation or entity by an officer whose title is stated, and a certified bylaw provision or resolution of the board of director authorizing the officer to so act must be furnished.

Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 11 business days.

The redemption value of the shares may be more or less than the cost, depending upon the value of the Fund's portfolio securities at the time of redemption. The Fund reserves the right to suspend or postpone redemption's during any period when: (i) trading on the New York Stock
Exchange is restricted, or (ii) it is not reasonably practicable for the Fund to dispose of, or determine the fair market value of its net assets. If the net asset value of the shares in an account is less than $1,000 as a result of previous redemptions and not market declines, the Fund may notify the registered shareholder that unless the acount value is increased to at least the minimum within 60 days the Fund will redeem all shares in the account and pay the redemption price to the registered shareholder.

In order to utilize the telephone redemption procedure, a shareholder must have elected this procedure in writing, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account or address, a written request with signature(s) guaranteed must be sent to the Transfer Agent at least 15 days before the telephone redemption request. Neither the Fund nor the Transfer Agent will be responsible for the authenticity of telephone instructions and will not be responsible for any loss, damage, cost or expense arising out of any telephone instructions received for an account. Furthermore, you agree to hold harmless and indemnify the Fund, the Transfer Agent, and any affiliated officers, employees, directors, and agents from any losses, expenses, costs or liabilities (including attorneys' fees) that may be incurred in connection with either the written or telephone redemption procedures.

By electing the telephone redemption option, you may be giving up a measure of security that you might have if you were to redeem your shares in writing. For reasons involving the security of your account, you will be required to provide a password to verify authenticity before your instructions will be carried out, and the telephone transaction may be tape recorded.



DETERMINATION OF NET ASSET VALUE

The net asset value of a share of the Fund is determined as of the close on the New York Stock Exchange, currently 4:00 p.m. New York City time, on any day on which that Exchange is open for trading, by dividing the market value of the Fund's assets, less its liabilities, by the number of shares outstanding, and rounding down to the nearest full cent.

Portfolio securities are valued using current market valuations based on last reported sales prices. Securities for which quotations are not available and other assets are valued at a fair value as determined by management and approved in good faith by the Board of Directors. Short-term obligations with maturities of sixty days or less are valued at amortized costs as reflecting fair value.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Fund's directors, including those directors who are also officers, and their principal business activities during the past five years are:

Nicholas D. Gerber, Chairman and Director. President Ameristock Corporation, Portfolio Manager of the Fund. Portfolio Manager with Bank of America helping to manage over $250 million (1993-1995). President and Portfolio Manager Marc Stevens Futures Index Fund prior.

Howard Mah, EA, MBA, Director. Tax and Financial Consultant with law firm (Office of Stephen M. Moskowitz- 1989 to 1995) and private practice (1989-Present).

Andrew Ngim, Director. Benefits Consultant with Coopers & Lybrand (1994-Present). Benefit Specialist with Morrison & Foerster (1994-1994). Pension System Project Manager with Pension Dynamics Corporation prior.

Stephen J. Marsh, ASA, Director. Independent Business Valuation Consultant associated with the Mentor Group (1991-Present), Financial Appraiser with Valuation Research Corporation prior.

Alev Efendioglu, PhD., Director. Professor of Management and Small Business Institute Director, McLaren School of Business, University of San Francisco (1977-Present).

Mr. Gerber, Mr. Mah, and Mr. Ngim are considered an "interested person" of the Fund as defined in the Investment Company Act of 1940.

INVESTMENT ADVISORY AGREEMENT

The Ameristock Corporation located at 1480 I Moraga Rd #200, Moraga, CA 94556, serves as the investment advisor to the Fund pursuant to an investment advisory agreement. The investment advisor supervises and manages the investment portfolio of the Fund on a continuous basis subject to the overall authority of the Board of Directors. In addition to the Fund, the investment advisor may be the advisor to other individual and institutional accounts. The investment advisor was organized under the laws of California in June 1995 and had no operating history prior. Mr. Gerber, the largest shareholder of the Ameristock Corporation and the Portfolio Manager of the Fund has been managing money since 1984.

The Investment Advisor receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 1.00% of the Fund's net assets. On days for which the values of the Fund's net assets are not determined, the fee is accrued on the most recently determined net assets adjusted for subsequent daily income and expense accruals. This fee is higher than fees paid by most other mutual funds, but the investment advisor has obligated itself to reimburse the Fund to the extent the Fund's total annual expenses, excluding taxes, interest, brokerage commissions, and extraordinary litigation expenses, during any of its fiscal years, exceed 1.00% of its average daily net asset value in such year.

Under the agreement, the investment advisor furnishes at its own expense office space to the Fund and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The investment advisor also pays for expenses of marketing shares of the Fund, all expenses in determination of daily price computations, placement of securities orders (excluding brokerage commissions) and related bookkeeping, custodial, legal, auditing charges, printing and mailing reports and prospectuses to existing shareholders, corporate fees, maintaining registration of the Fund under the Investment Company Act of 1940 and registration of its shares under the Securities
Act of 1933, and qualifying and maintaining qualification of its shares under securities laws of certain states.

The Fund shall pay all brokerage commissions, taxes, interest, and extraordinary legal expenses.

The investment advisor has retained Maxus Information Systems
(DBA Mutual Shareholder Services) to serve as the Fund's transfer agent which includes distributing dividends and shareholder services. The investment advisor (not the Fund) pays the fees for these services.


DIVIDENDS AND TAXES

The Fund intends to pay dividends from net investment income and net realized capital gains (not offset by capital loss carryovers) on an semi-annual basis in July and December.

Dividends and capital gain distributions, if any, are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. See Statement of Additional Information for a summary of requirements that must be satisfied to so qualify. A regulated investment company is generally not subject to Federal income tax on income and gains distributed in a timely manner to its shareholders.

Dividends from investment income and net short-term capital gains are taxable as ordinary income to U.S. shareholders. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions will be taxable, whetherreceived in cash or reinvested in shares of the Fund.

Each shareholder will be advised annually as to the source of distribution for tax purposes. A shareholder who is not subject to income taxation, such as a qualified plan like an IRA, will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution the shareholder will, in effect, receive a return of capital, but the distribution will be taxable to the shareholder even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis. If shares are redeemed within six months, any loss on the sale of those shares would be long-term capital loss to the extent of any distributions of long-term capital gains that the shareholder has received on those shares.

OTHER INFORMATION

The Fund was incorporated as a Maryland corporation on June 15, 1995.
The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share. Each share of common stock is entitled to share pro rata in any dividends and other distributions on shares declared by the Board of Directors, to one vote per share in elections of directors and other matters presented to shareholders, and to equal rights per share in the event of liquidation.

According to the laws of Maryland, under which the Fund is incorporated, and the Fund's bylaws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. The Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act of 1940 concerning assistance with shareholder communication.

The Fund issues annual reports to shareholders (one per taxpayer identification number) containing financial statements audited by its independent auditor, McCurdy & Associates CPA's, Inc.. The Fund also issues quarterly account statements, and semiannual financial statements containing lists of securities owned by the Fund.

The Fund may provide information about its total return and average annual total return in letters to shareholders or in sales materials. Total return is the percentage change in value during the period of an investment in the Fund, including the value of shares acquired through reinvestment of all dividend and capital gains distributions. Average annual return is the average annual compounded rate of change in value represented by the total return for the period. Performance quotations for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect.
The Fund's performance may also be compared to various indices and to other mutual funds with similar investment objectives. See the Statement of Additional Information for a further information about performance measurement.

All performance data (when applicable) is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also reflects the risks associated in the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

Fifth Third Bank (Fifth Third Center, Cincinnati, Ohio, 45263), has been retained to act as the Fund's custodian of the Fund's investments. The custodian does not have any part in deciding the Fund's investment policies or which securities are to be purchased or sold for the Fund's portfolio.

Ameristock Corporation, 1480 I Moraga Rd. #200, Moraga, CA 94556, will act as the investment advisor.

Maxus Information Systems (DBA Mutual Shareholder Services) 1301 East Ninth Street- 36th Floor, Cleveland, OH 44114, has been retained by the investment advisor to act as transfer agent of the Fund. Shareholder inquiries should be made to the transfer agent by mail or by calling (800) 394-5064.

Wyatt, Gerber, Meller & O'Rourke, 99 Park Avenue, New York, NY 10016, has passed upon the validity of the shares offered by this Prospectus and also acts as outside counsel to the Fund.

McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected to serve as independent certified public accountants of the Fund for the fiscal year ending June 30, 1998.



APPLICATION TO BUY SHARES

Mail to:			                            			Minimum Investments:
	Ameristock Mutual Fund				                 Initial:		$1,000
	1480 I Moraga Rd. #200			                 	Subsequent:	$   100
	Moraga, CA  94556
1   Registration of Shares


   	Owner 				     Joint Owner


   	Address				     Social Security or Tax ID Number

                    					     (     )
   	City		State	    Zip	      Daytime Phone Number
If more than one owner is listed above, then shares will be registered as joint tenants with right of survivorship and not as tenants in common, unless otherwise instructed.

2   Investment Information

	This investment represents an:
	(  Initial investment payable to: Ameristock Mutual Fund	Amount $
	(  Investment wired to account :			           	Amount $

3   Dividend Option

All income dividends and capital gains distributions will be reinvested in additional shares as stated in the Prospectus unless the box below is checked.

<  >  Please pay all income dividends and capital gains distributions in cash.

4   Taxpayer Information

	I am a U.S. Citizen		 [Yes]	 [No]  (circle one)

The Internal Revenue Service (IRS) requires each taxpayer to provide a Social Security or Taxpayer Identification Number and to make the following certifications. I certify under penalty of perjury that:
     	1)  The Social Security or Tax ID number stated above is correct.
      2) I am not subject to backup withholding because:* a- The IRS has not informed me that I am subject to backup withholding.
b-  The IRS has notified me that I am no longer subject to backup withholding.
* If this statement is not true and you are subject to backup withholding, cross out Section 2

5   Signature and Agreement

I/We, the undersigned, have received a copy of the current Prospectus of the Ameristock Mutual Fund and are purchasing Fund shares in accordance with its provisions. I/We further certify that the undersigned is of legal age and has full legal capacity to make this purchase. The purchase price shall be the net asset value next determined following receipt of the application by the Fund, if the application is accepted. This application cannot be processed unless accompanied by payment.


Signature of Owner		                         		Date



Signature of Joint Owner (if any)             			Date